SCHEDULE IV - Reinsurance	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Reinsurance
PartnerRe Ltd.
Reinsurance (1)
For the years ended December 31, 2018, 2017 and 2016
(Expressed in thousands of U.S. dollars)

	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2018
Life reinsurance in force	$—	$16,349,433	$349,064,323	$332,714,890	105%
Premiums earned
Life	$—	$24,025	$1,184,604	$1,160,579	102%
Accident and health	—	—	51,369	51,369	100%
P&C(2)	248,501	450,096	4,503,457	4,301,862	105%
Total premiums	$248,501	$474,121	$5,739,430	$5,513,810	104%

2017
Life reinsurance in force	$—	$15,136,473	$295,171,940	$280,035,467	105%
Premiums earned
Life	$—	$18,094	$944,752	$926,658	102%
Accident and health	—	—	43,132	43,132	100%
P&C(2)	261,760	428,471	4,221,902	4,055,191	104%
Total premiums	$261,760	$446,565	$5,209,786	$5,024,981	104%

2016
Life reinsurance in force	$—	$1,930,291	$167,198,163	$165,267,872	101%
Premiums earned
Life	$—	$4,694	$778,754	$774,060	101%
Accident and health	—	—	25,147	25,147	100%
P&C(2)	251,492	369,541	4,288,438	4,170,389	103%
Total premiums	$251,492	$374,235	$5,092,339	$4,969,596	102%

(1) In 2018, U.S. health business was reallocated from the Life and Health segment to the P&C segment as part of an internal organizational change. As a result, the impacted 2017 and 2016 comparatives have been reclassified to conform to current presentation.
(2) P&C includes Specialty and U.S. health premiums.